JPMorgan Equity Index Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	17	12,151
Boeing Co. (The) *	163	35,200
GE Aerospace	229	68,803
General Dynamics Corp.	55	18,569
Howmet Aerospace, Inc.	87	17,062
Huntington Ingalls Industries, Inc.	9	2,437
L3Harris Technologies, Inc.	40	12,324
Lockheed Martin Corp.	44	22,121
Northrop Grumman Corp.	29	17,688
RTX Corp.	289	48,308
Textron, Inc.	38	3,247
TransDigm Group, Inc.	12	16,019
		273,929
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	25	3,372
Expeditors International of Washington, Inc.	29	3,588
FedEx Corp.	47	11,038
United Parcel Service, Inc., Class B	159	13,261
		31,259
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	47	4,049
Automobiles — 2.4%
Ford Motor Co.	843	10,083
General Motors Co.	206	12,520
Tesla, Inc. *	605	269,161
		291,764
Banks — 3.6%
Bank of America Corp.	1,470	75,824
Citigroup, Inc.	397	40,301
Citizens Financial Group, Inc.	93	4,946
Fifth Third Bancorp	143	6,360
Huntington Bancshares, Inc.	316	5,460
JPMorgan Chase & Co. (a)	593	187,074
KeyCorp	201	3,757
M&T Bank Corp.	34	6,661
PNC Financial Services Group, Inc. (The)	85	17,066
Regions Financial Corp.	192	5,075
Truist Financial Corp.	278	12,715
US Bancorp	336	16,222
Wells Fargo & Co.	691	57,913
		439,374
Beverages — 1.0%
Brown-Forman Corp., Class B (b)	38	1,029
Coca-Cola Co. (The)	835	55,404
Constellation Brands, Inc., Class A	31	4,147

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Beverages — continued
Keurig Dr Pepper, Inc.	293	7,474
Molson Coors Beverage Co., Class B	37	1,653
Monster Beverage Corp. *	154	10,348
PepsiCo, Inc.	295	41,470
		121,525
Biotechnology — 1.6%
AbbVie, Inc.	381	88,220
Amgen, Inc.	116	32,768
Biogen, Inc. *	32	4,430
Gilead Sciences, Inc.	268	29,706
Incyte Corp. *	35	3,001
Moderna, Inc. * (b)	75	1,929
Regeneron Pharmaceuticals, Inc.	22	12,354
Vertex Pharmaceuticals, Inc. *	55	21,657
		194,065
Broadline Retail — 3.8%
Amazon.com, Inc. *	2,093	459,607
eBay, Inc.	99	8,965
		468,572
Building Products — 0.5%
A O Smith Corp.	25	1,809
Allegion plc	18	3,284
Builders FirstSource, Inc. *	24	2,891
Carrier Global Corp.	173	10,301
Johnson Controls International plc	141	15,518
Lennox International, Inc.	7	3,649
Masco Corp.	45	3,179
Trane Technologies plc	48	20,251
		60,882
Capital Markets — 3.5%
Ameriprise Financial, Inc.	20	9,989
Bank of New York Mellon Corp. (The)	152	16,574
Blackrock, Inc.	31	36,213
Blackstone, Inc.	159	27,161
Cboe Global Markets, Inc.	23	5,532
Charles Schwab Corp. (The)	368	35,135
CME Group, Inc.	78	21,001
Coinbase Global, Inc., Class A *	49	16,462
FactSet Research Systems, Inc.	8	2,336
Franklin Resources, Inc.	66	1,528
Goldman Sachs Group, Inc. (The)	65	51,995
Interactive Brokers Group, Inc., Class A	96	6,608
Intercontinental Exchange, Inc.	124	20,801
Invesco Ltd.	96	2,207
KKR & Co., Inc.	148	19,228

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Moody's Corp.	33	15,855
Morgan Stanley	262	41,595
MSCI, Inc.	17	9,468
Nasdaq, Inc.	98	8,648
Northern Trust Corp.	41	5,552
Raymond James Financial, Inc.	38	6,606
Robinhood Markets, Inc., Class A *	167	23,891
S&P Global, Inc.	67	32,805
State Street Corp.	61	7,098
T. Rowe Price Group, Inc.	47	4,864
		429,152
Chemicals — 1.1%
Air Products and Chemicals, Inc.	48	13,091
Albemarle Corp.	25	2,058
CF Industries Holdings, Inc.	35	3,134
Corteva, Inc.	147	9,906
Dow, Inc.	153	3,506
DuPont de Nemours, Inc.	90	7,035
Eastman Chemical Co.	25	1,561
Ecolab, Inc.	55	15,077
International Flavors & Fragrances, Inc.	55	3,402
Linde plc	101	48,039
LyondellBasell Industries NV, Class A	56	2,722
Mosaic Co. (The)	68	2,374
PPG Industries, Inc.	49	5,117
Sherwin-Williams Co. (The)	50	17,317
		134,339
Commercial Services & Supplies — 0.5%
Cintas Corp.	74	15,164
Copart, Inc. *	192	8,628
Republic Services, Inc., Class A	44	10,045
Rollins, Inc.	61	3,561
Veralto Corp.	53	5,706
Waste Management, Inc.	80	17,652
		60,756
Communications Equipment — 0.9%
Arista Networks, Inc. *	222	32,390
Cisco Systems, Inc.	854	58,438
F5, Inc. *	13	4,004
Motorola Solutions, Inc.	36	16,432
		111,264
Construction & Engineering — 0.2%
EMCOR Group, Inc.	10	6,271
Quanta Services, Inc.	32	13,319
		19,590

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	13	8,198
Vulcan Materials Co.	28	8,766
		16,964
Consumer Finance — 0.6%
American Express Co.	117	38,886
Capital One Financial Corp.	138	29,321
Synchrony Financial	80	5,701
		73,908
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	96	88,536
Dollar General Corp.	47	4,906
Dollar Tree, Inc. *	42	3,950
Kroger Co. (The)	131	8,844
Sysco Corp.	103	8,480
Target Corp.	98	8,791
Walmart, Inc.	947	97,565
		221,072
Containers & Packaging — 0.2%
Amcor plc	497	4,067
Avery Dennison Corp.	17	2,727
Ball Corp.	59	2,960
International Paper Co.	114	5,284
Packaging Corp. of America	19	4,201
Smurfit WestRock plc	112	4,794
		24,033
Distributors — 0.1%
Genuine Parts Co.	30	4,158
LKQ Corp.	56	1,695
Pool Corp.	7	2,196
		8,049
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,542	43,552
Verizon Communications, Inc.	910	39,968
		83,520
Electric Utilities — 1.5%
Alliant Energy Corp.	55	3,736
American Electric Power Co., Inc.	115	12,976
Constellation Energy Corp.	67	22,173
Duke Energy Corp.	168	20,755
Edison International	83	4,588
Entergy Corp.	96	8,973
Evergy, Inc.	50	3,774
Eversource Energy	80	5,694
Exelon Corp.	218	9,805

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
FirstEnergy Corp.	112	5,136
NextEra Energy, Inc.	444	33,529
NRG Energy, Inc.	42	6,757
PG&E Corp.	474	7,149
Pinnacle West Capital Corp.	26	2,309
PPL Corp.	160	5,927
Southern Co. (The)	237	22,485
Xcel Energy, Inc.	128	10,288
		186,054
Electrical Equipment — 0.9%
AMETEK, Inc.	50	9,365
Eaton Corp. plc	84	31,424
Emerson Electric Co.	121	15,923
GE Vernova, Inc.	59	36,103
Generac Holdings, Inc. *	13	2,119
Hubbell, Inc.	11	4,932
Rockwell Automation, Inc.	24	8,476
		108,342
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	264	32,587
CDW Corp.	28	4,502
Corning, Inc.	168	13,792
Jabil, Inc.	23	5,027
Keysight Technologies, Inc. *	37	6,493
TE Connectivity plc (Switzerland)	64	13,991
Teledyne Technologies, Inc. *	10	5,926
Trimble, Inc. *	51	4,191
Zebra Technologies Corp., Class A *	11	3,259
		89,768
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	212	10,359
Halliburton Co.	184	4,524
Schlumberger NV	322	11,060
		25,943
Entertainment — 1.6%
Electronic Arts, Inc.	48	9,796
Live Nation Entertainment, Inc. *	34	5,559
Netflix, Inc. *	92	109,880
Take-Two Interactive Software, Inc. *	37	9,663
TKO Group Holdings, Inc.	15	3,005
Walt Disney Co. (The)	388	44,401
Warner Bros Discovery, Inc. *	534	10,429
		192,733
Financial Services — 4.0%
Apollo Global Management, Inc.	99	13,227

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Berkshire Hathaway, Inc., Class B *	396	198,836
Block, Inc. *	119	8,567
Corpay, Inc. *	15	4,387
Fidelity National Information Services, Inc.	113	7,430
Fiserv, Inc. *	117	15,116
Global Payments, Inc.	52	4,347
Jack Henry & Associates, Inc.	16	2,339
Mastercard, Inc., Class A	178	101,273
PayPal Holdings, Inc. *	206	13,818
Visa, Inc., Class A	366	125,074
		494,414
Food Products — 0.5%
Archer-Daniels-Midland Co.	104	6,191
Bunge Global SA	30	2,454
Campbell's Co. (The) (b)	42	1,340
Conagra Brands, Inc.	103	1,892
General Mills, Inc.	115	5,815
Hershey Co. (The)	32	5,975
Hormel Foods Corp.	63	1,555
J M Smucker Co. (The)	23	2,499
Kellanova	58	4,756
Kraft Heinz Co. (The)	184	4,786
Lamb Weston Holdings, Inc.	30	1,746
McCormick & Co., Inc. (Non-Voting)	55	3,652
Mondelez International, Inc., Class A	279	17,434
Tyson Foods, Inc., Class A	62	3,347
		63,442
Gas Utilities — 0.0% ^
Atmos Energy Corp.	35	5,912
Ground Transportation — 0.9%
CSX Corp.	402	14,278
JB Hunt Transport Services, Inc.	17	2,213
Norfolk Southern Corp.	48	14,536
Old Dominion Freight Line, Inc.	40	5,616
Uber Technologies, Inc. *	450	44,066
Union Pacific Corp.	128	30,234
		110,943
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	375	50,279
Align Technology, Inc. *	14	1,821
Baxter International, Inc.	111	2,522
Becton Dickinson & Co.	62	11,571
Boston Scientific Corp. *	320	31,201
Cooper Cos., Inc. (The) *	43	2,950
Dexcom, Inc. *	85	5,692

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp. *	127	9,848
GE HealthCare Technologies, Inc.	98	7,395
Hologic, Inc. *	48	3,238
IDEXX Laboratories, Inc. *	17	11,025
Insulet Corp. *	15	4,687
Intuitive Surgical, Inc. *	77	34,579
Medtronic plc	276	26,319
ResMed, Inc.	32	8,644
Solventum Corp. *	32	2,320
STERIS plc	21	5,256
Stryker Corp.	74	27,434
Zimmer Biomet Holdings, Inc.	43	4,209
		250,990
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	51	8,084
Cencora, Inc.	42	13,069
Centene Corp. *	101	3,591
Cigna Group (The)	58	16,595
CVS Health Corp.	273	20,623
DaVita, Inc. *	8	1,025
Elevance Health, Inc.	49	15,693
HCA Healthcare, Inc.	35	15,057
Henry Schein, Inc. *	22	1,476
Humana, Inc.	26	6,749
Labcorp Holdings, Inc.	18	5,145
McKesson Corp.	27	20,725
Molina Healthcare, Inc. *	12	2,237
Quest Diagnostics, Inc.	24	4,596
UnitedHealth Group, Inc.	195	67,450
Universal Health Services, Inc., Class B	12	2,486
		204,601
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	34	2,798
Healthpeak Properties, Inc.	150	2,870
Ventas, Inc.	98	6,861
Welltower, Inc.	144	25,697
		38,226
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	138	2,347
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	93	11,237
Booking Holdings, Inc.	7	37,741
Carnival Corp. *	234	6,770
Chipotle Mexican Grill, Inc., Class A *	289	11,334
Darden Restaurants, Inc.	25	4,805

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Domino's Pizza, Inc.	7	2,908
DoorDash, Inc., Class A *	80	21,716
Expedia Group, Inc.	25	5,449
Hilton Worldwide Holdings, Inc.	51	13,160
Las Vegas Sands Corp.	67	3,583
Marriott International, Inc., Class A	49	12,656
McDonald's Corp.	154	46,772
MGM Resorts International *	44	1,526
Norwegian Cruise Line Holdings Ltd. *	97	2,401
Royal Caribbean Cruises Ltd.	54	17,630
Starbucks Corp.	245	20,741
Wynn Resorts Ltd.	18	2,336
Yum! Brands, Inc.	60	9,099
		231,864
Household Durables — 0.3%
DR Horton, Inc.	60	10,134
Garmin Ltd.	35	8,689
Lennar Corp., Class A	49	6,187
Mohawk Industries, Inc. *	11	1,451
NVR, Inc. *	1	4,974
PulteGroup, Inc.	43	5,623
		37,058
Household Products — 0.9%
Church & Dwight Co., Inc.	53	4,604
Clorox Co. (The)	26	3,253
Colgate-Palmolive Co.	174	13,935
Kimberly-Clark Corp.	72	8,898
Procter & Gamble Co. (The)	505	77,625
		108,315
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	153	2,021
Vistra Corp.	69	13,458
		15,479
Industrial Conglomerates — 0.4%
3M Co.	115	17,827
Honeywell International, Inc.	137	28,825
		46,652
Industrial REITs — 0.2%
Prologis, Inc.	200	22,923
Insurance — 1.9%
Aflac, Inc.	104	11,597
Allstate Corp. (The)	57	12,199
American International Group, Inc.	119	9,385
Aon plc, Class A	47	16,584

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Arch Capital Group Ltd.	80	7,274
Arthur J Gallagher & Co.	55	17,126
Assurant, Inc.	11	2,357
Brown & Brown, Inc.	63	5,927
Chubb Ltd.	80	22,572
Cincinnati Financial Corp.	34	5,332
Erie Indemnity Co., Class A	5	1,743
Everest Group Ltd.	9	3,168
Globe Life, Inc.	17	2,498
Hartford Insurance Group, Inc. (The)	61	8,089
Loews Corp.	37	3,683
Marsh & McLennan Cos., Inc.	106	21,369
MetLife, Inc.	120	9,924
Principal Financial Group, Inc.	44	3,625
Progressive Corp. (The)	126	31,223
Prudential Financial, Inc.	76	7,876
Travelers Cos., Inc. (The)	49	13,558
Willis Towers Watson plc	21	7,268
WR Berkley Corp.	65	4,952
		229,329
Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	1,254	305,000
Alphabet, Inc., Class C	1,007	245,302
Match Group, Inc.	52	1,833
Meta Platforms, Inc., Class A	468	343,549
		895,684
IT Services — 0.9%
Accenture plc, Class A (Ireland)	135	33,128
Akamai Technologies, Inc. *	31	2,343
Cognizant Technology Solutions Corp., Class A	105	7,065
EPAM Systems, Inc. *	12	1,811
Gartner, Inc. *	16	4,294
GoDaddy, Inc., Class A *	30	4,086
International Business Machines Corp.	201	56,690
VeriSign, Inc.	18	5,069
		114,486
Leisure Products — 0.0% ^
Hasbro, Inc.	29	2,179
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	61	7,864
Bio-Techne Corp.	34	1,881
Charles River Laboratories International, Inc. *	11	1,661
Danaher Corp.	137	27,251
IQVIA Holdings, Inc. *	37	6,964
Mettler-Toledo International, Inc. *	4	5,454

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Revvity, Inc. (b)	25	2,194
Thermo Fisher Scientific, Inc.	81	39,502
Waters Corp. *	13	3,849
West Pharmaceutical Services, Inc.	16	4,069
		100,689
Machinery — 1.5%
Caterpillar, Inc.	101	48,213
Cummins, Inc.	30	12,552
Deere & Co.	54	24,840
Dover Corp.	30	4,934
Fortive Corp.	73	3,575
IDEX Corp.	16	2,643
Illinois Tool Works, Inc.	57	14,919
Ingersoll Rand, Inc.	78	6,445
Nordson Corp.	12	2,628
Otis Worldwide Corp.	85	7,739
PACCAR, Inc.	113	11,135
Parker-Hannifin Corp.	28	20,895
Pentair plc	35	3,916
Snap-on, Inc.	11	3,899
Stanley Black & Decker, Inc.	33	2,481
Westinghouse Air Brake Technologies Corp.	37	7,392
Xylem, Inc.	52	7,744
		185,950
Media — 0.4%
Charter Communications, Inc., Class A *	20	5,511
Comcast Corp., Class A	794	24,957
Fox Corp., Class A	45	2,856
Fox Corp., Class B	32	1,834
Interpublic Group of Cos., Inc. (The)	79	2,205
News Corp., Class A	81	2,493
News Corp., Class B	27	927
Omnicom Group, Inc.	42	3,407
Paramount Skydance Corp., Class B (b)	67	1,260
Trade Desk, Inc. (The), Class A *	96	4,711
		50,161
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	310	12,145
Newmont Corp.	237	19,975
Nucor Corp.	49	6,705
Steel Dynamics, Inc.	30	4,161
		42,986
Multi-Utilities — 0.6%
Ameren Corp.	58	6,088
CenterPoint Energy, Inc.	141	5,463

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
CMS Energy Corp.	65	4,730
Consolidated Edison, Inc.	78	7,819
Dominion Energy, Inc.	184	11,260
DTE Energy Co.	45	6,332
NiSource, Inc.	101	4,397
Public Service Enterprise Group, Inc.	108	8,984
Sempra	141	12,663
WEC Energy Group, Inc.	69	7,955
		75,691
Office REITs — 0.0% ^
BXP, Inc.	32	2,362
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	77	1,874
Chevron Corp.	415	64,460
ConocoPhillips	269	25,480
Coterra Energy, Inc.	165	3,893
Devon Energy Corp.	137	4,800
Diamondback Energy, Inc.	41	5,807
EOG Resources, Inc.	118	13,203
EQT Corp.	135	7,326
Expand Energy Corp.	51	5,457
Exxon Mobil Corp.	919	103,675
Kinder Morgan, Inc.	422	11,940
Marathon Petroleum Corp.	66	12,638
Occidental Petroleum Corp.	155	7,324
ONEOK, Inc.	136	9,911
Phillips 66	87	11,856
Targa Resources Corp.	46	7,776
Texas Pacific Land Corp.	4	3,889
Valero Energy Corp.	67	11,408
Williams Cos., Inc. (The)	263	16,685
		329,402
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	140	7,939
Southwest Airlines Co.	113	3,615
United Airlines Holdings, Inc. *	70	6,738
		18,292
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	50	4,451
Kenvue, Inc.	414	6,718
		11,169
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	439	19,799
Eli Lilly & Co.	172	130,834
Johnson & Johnson	519	96,314

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	539	45,216
Pfizer, Inc.	1,226	31,246
Viatris, Inc.	251	2,489
Zoetis, Inc.	96	13,986
		339,884
Professional Services — 0.6%
Automatic Data Processing, Inc.	87	25,640
Broadridge Financial Solutions, Inc.	25	6,017
Dayforce, Inc. *	34	2,373
Equifax, Inc.	27	6,849
Jacobs Solutions, Inc.	26	3,864
Leidos Holdings, Inc.	28	5,229
Paychex, Inc.	70	8,864
Paycom Software, Inc.	11	2,248
Verisk Analytics, Inc., Class A	30	7,579
		68,663
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	63	9,961
CoStar Group, Inc. *	92	7,709
		17,670
Residential REITs — 0.2%
AvalonBay Communities, Inc.	31	5,925
Camden Property Trust	23	2,461
Equity Residential	75	4,852
Essex Property Trust, Inc.	14	3,718
Invitation Homes, Inc.	121	3,568
Mid-America Apartment Communities, Inc.	25	3,528
UDR, Inc.	65	2,423
		26,475
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,715
Kimco Realty Corp.	146	3,192
Realty Income Corp.	197	11,988
Regency Centers Corp.	35	2,569
Simon Property Group, Inc.	71	13,215
		32,679
Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc. *	350	56,630
Analog Devices, Inc.	107	26,298
Applied Materials, Inc.	173	35,437
Broadcom, Inc.	1,015	334,680
First Solar, Inc. *	23	5,101
Intel Corp. *	944	31,673
KLA Corp.	29	30,699
Lam Research Corp.	273	36,551

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Microchip Technology, Inc.	117	7,475
Micron Technology, Inc.	241	40,387
Monolithic Power Systems, Inc.	10	9,509
NVIDIA Corp.	5,263	981,907
NXP Semiconductors NV (Netherlands)	54	12,383
ON Semiconductor Corp. *	88	4,350
QUALCOMM, Inc.	233	38,699
Skyworks Solutions, Inc.	32	2,464
Teradyne, Inc.	34	4,722
Texas Instruments, Inc.	196	36,027
		1,694,992
Software — 11.4%
Adobe, Inc. *	92	32,274
AppLovin Corp., Class A *	58	41,955
Autodesk, Inc. *	46	14,662
Cadence Design Systems, Inc. *	59	20,644
Crowdstrike Holdings, Inc., Class A *	54	26,362
Datadog, Inc., Class A *	70	9,929
Fair Isaac Corp. *	5	7,747
Fortinet, Inc. *	140	11,812
Gen Digital, Inc.	121	3,432
Intuit, Inc.	60	41,087
Microsoft Corp.	1,603	830,380
Oracle Corp.	357	100,524
Palantir Technologies, Inc., Class A *	491	89,480
Palo Alto Networks, Inc. *	144	29,334
PTC, Inc. *	26	5,245
Roper Technologies, Inc.	23	11,575
Salesforce, Inc.	206	48,868
ServiceNow, Inc. *	45	41,286
Synopsys, Inc. *	40	19,692
Tyler Technologies, Inc. *	9	4,882
Workday, Inc., Class A *	47	11,215
		1,402,385
Specialized REITs — 0.8%
American Tower Corp.	101	19,423
Crown Castle, Inc.	94	9,063
Digital Realty Trust, Inc.	69	11,954
Equinix, Inc.	21	16,532
Extra Space Storage, Inc.	46	6,452
Iron Mountain, Inc.	64	6,494
Public Storage	34	9,838
SBA Communications Corp.	23	4,478
VICI Properties, Inc., Class A	230	7,500
Weyerhaeuser Co.	155	3,858
		95,592

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 1.8%
AutoZone, Inc. *	4	15,479
Best Buy Co., Inc.	42	3,206
CarMax, Inc. *	32	1,452
Home Depot, Inc. (The)	215	86,949
Lowe's Cos., Inc.	121	30,378
O'Reilly Automotive, Inc. *	183	19,730
Ross Stores, Inc.	70	10,750
TJX Cos., Inc. (The)	241	34,779
Tractor Supply Co.	114	6,501
Ulta Beauty, Inc. *	10	5,300
Williams-Sonoma, Inc.	26	5,185
		219,709
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	3,201	815,024
Dell Technologies, Inc., Class C	65	9,271
Hewlett Packard Enterprise Co.	283	6,951
HP, Inc.	203	5,516
NetApp, Inc.	43	5,113
Seagate Technology Holdings plc	46	10,828
Super Micro Computer, Inc. * (b)	108	5,184
Western Digital Corp.	75	8,983
		866,870
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	32	3,244
Lululemon Athletica, Inc. *	24	4,185
NIKE, Inc., Class B	256	17,867
Ralph Lauren Corp.	8	2,617
Tapestry, Inc.	45	5,082
		32,995
Tobacco — 0.6%
Altria Group, Inc.	362	23,935
Philip Morris International, Inc.	336	54,455
		78,390
Trading Companies & Distributors — 0.3%
Fastenal Co.	248	12,139
United Rentals, Inc.	14	13,248
WW Grainger, Inc.	9	9,044
		34,431
Water Utilities — 0.0% ^
American Water Works Co., Inc.	42	5,857
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	104	24,985
Total Common Stocks (Cost $3,870,171)		12,304,029

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 0.9%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.99% (c) (d) (Cost $99,419)	99,419	99,419
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (c) (d) (Cost $8,711)	8,711	8,711
Total Short-Term Investments (Cost $108,130)		108,130
Total Investments — 100.6% (Cost $3,978,311)		12,412,169
Liabilities in Excess of Other Assets — (0.6)%		(76,402)
NET ASSETS — 100.0%		12,335,767

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $8,689.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	120	12/19/2025	USD	40,428	531

Abbreviations
USD	United States Dollar

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$12,304,029	$—	$—	$12,304,029
Rights	—	—	10	10
Short-Term Investments
Investment Companies	99,419	—	—	99,419
Investment of Cash Collateral from Securities Loaned	8,711	—	—	8,711
Total Short-Term Investments	108,130	—	—	108,130
Total Investments in Securities	$12,412,159	$—	$10	$12,412,169
Appreciation in Other Financial Instruments
Futures Contracts	$531	$—	$—	$531
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$174,507	$1,090	$3,947	$1,800	$13,624	$187,074	593	$843	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c)	—	37,210	28,499	—	— (d)	8,711	8,711	39	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.99% (b) (c)	29,487	145,726	75,794	—	—	99,419	99,419	281	—
Total	$203,994	$184,026	$108,240	$1,800	$13,624	$295,204		$1,163	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.
(d)	Amount rounds to less than one thousand.